Revenue From Contracts With Customers -Summary Of Contract With Customer Asset And Liability (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Contract With Customer Asset And Liability [Line Items]
Customer advances and prepaid cards	¥ 103,680	$ 15,032	¥ 96,785
Deferred Income, Current	700	100	2,900
Total	253,010	36,683	243,480
Revenue Related To Loyalty Points [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred Income, Current	685	99	2,852
Membership [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred Income, Current	¥ 148,600	$ 21,552	¥ 143,843